Lease Agreements (Details Narrative) - Lease Agreement [Member] - USD ($)		9 Months Ended	12 Months Ended
	Jan. 02, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase in rent percentage		The rent increase 3% per year after year 2025.	The rent increases 3% per year after year 2025.
Lease rent	$ 7,500	$ 15,000	$ 605,061	$ 214,119